SA International Small Company Fund
SA International Small Company Fund

SA FUNDS – INVESTMENT TRUST

SA International Small Company Fund

Supplement dated December 4, 2013 to the
Prospectus dated October 29, 2013

This Supplement amends information in the Prospectus of the SA Funds – Investment Trust (“Trust”) dated October 29, 2013. You may obtain a copy of the Prospectus or Statement of Additional Information free of charge, upon request, by calling the toll-free number 1-800-366-7266 or on the Internet at http://sa-funds.net.

The expense examples in the Fees and Expenses section for the SA U.S. Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Small Company Fund, SA Emerging Markets Value Fund and SA Real Estate Securities Fund, found on pages 2, 11, 14, 17, 24, 28 and 31 of the Prospectus, respectively, have been amended and are replaced in their entirety with the following:

Expense Example (USD $)	1 year	3 years	5 years	10 years
SA International Small Company Fund	169	523	901	1,970

You should retain this Supplement for future reference.